Accounts Receivable, Net (Details) - Subsequent Event [Member]	Apr. 01, 2026 USD ($)
Accounts Receivable, Net [Line Items]
Accounts receivable for third parties	$ 2,164,523
Accounts receivable for related parties	$ 36,527